Financial risk management: Exchange rate risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial risk management:
Asset	$ 70,342,424	$ 70,919,521
Liability	(18,751,226)	(21,903,914)
Exchange rate risk
Financial risk management:
Asset	507,164	372,991
Liability	(6,419)	(5,520)
Monetary active position	$ 500,745	$ 367,471